Other Operational Gain	6 Months Ended
Jun. 30, 2012
Other Operational Gain (Abstract)
Other Operational Gain
9.           Other Operational Gain:

Other operational gain for the six month period ended June 30, 2011 includes non-recurring revenue of $9,000 received from the settlement of a commercial claim and a gain of $240 regarding a hull and machinery claim. For the six month period ended June 30, 2012, other operational gain totaled $140 and represented a gain from hull and machinery claim.